Revenue	6 Months Ended
Jun. 30, 2024
Revenue
Revenue

7.Revenue

The following table summarizes revenue from contracts with customers for the three and six months ended June 30, 2024 and 2023:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
In-game purchases	197,807	218,339	99,190	106,292
Advertising	14,948	15,800	6,634	8,572
Total	212,755	234,139	105,824	114,864

The following table sets forth revenue disaggregated based on geographical location of our payers:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
US	72,277	84,436	36,740	41,832
Europe	61,740	55,729	30,998	27,918
Asia	47,572	57,421	22,660	27,455
Other	31,166	36,553	15,426	17,659
Total	212,755	234,139	105,824	114,864

90% of the Group’s total revenues for the six months ended June 30, 2024 was generated by Hero Wars game title (92% - for the six months ended June 30, 2023).

The amount of revenue recognized at a point in time was 38,945 for the six months ended June 30, 2024 and 42,790 for the six months ended June 30, 2023. The amount of related platform commissions expenses recognized was 6,589 for the six months ended June 30,

2024 and 7,445 for the six months ended June 30, 2023. During the three and six months ended June 30, 2024 and 2023 no individual end customer accounted for more than 10% of our revenues.